ASSETS HELD FOR SALE (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Interest rate	10.00%		10.00%
Promissory note outstanding			$ 1,780,822
Promissory note [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Interest rate	10.00%		10.00%
Interest expense		$ 14,840
Promissory note outstanding			$ 1,780,822
Promissory note [Member] | USD [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from promissory note	$ 1,300,000
Promissory note outstanding	$ 1,300,000